Derivative Financial Instruments (Tables)	12 Months Ended
Sep. 30, 2019
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Notional Amounts of Derivative Instruments
The table below presents the total volume or notional amounts of the Company’s derivative instruments as of September 30, 2019. Notional values are in U.S. dollars and are translated and calculated based on forward rates as of September 30, 2019 for forward contracts, and based on spot rates as of September 30, 2019 for options.

Notional Value*
Foreign exchange contracts	$1,103,169

(*)	Gross notional amounts do not quantify risk or represent assets or liabilities of the Company but are used in the calculation of settlements under the contracts.

Fair Value of Open Foreign Currency Exchange Contracts	The fair value of the open foreign exchange contracts recorded as an asset or a liability by the Company on its consolidated balance sheets as of September 30, 2019 and September 30, 2018, is as follows:

	As of September 30,
	2019	2018
Derivatives designated as hedging instruments
Prepaid expenses and other current assets	$9,344	$221
Other noncurrent assets	585	25
Accrued expenses and other current liabilities	(2,977)	(17,681)
Other noncurrent liabilities	(2,072)	(10,030)

	4,880	(27,465)
Derivatives not designated as hedging instruments
Prepaid expenses and other current assets	5,086	2,758
Accrued expenses and other current liabilities	(2,076)	(3,135)

	3,010	(377)

Net fair value	$7,890	$(27,842)

Effect of Cash Flow Hedging Instruments
The effect of the Company’s cash flow hedging instruments in the consolidated statements of income for the fiscal years ended September 30, 2019, 2018 and 2017, respectively, which partially offsets the foreign currency impact from the underlying exposures, is summarized as follows:

	(Losses) Gains Reclassified from Other Comprehensive Income (Loss) (Effective Portion) Year Ended September 30,
	2019	2018	2017
Line item in consolidated statements of income:
Revenue	$19	$(1,129)	$(1,021)
Cost of revenue	(8,627)	15,877	21,783
Research and development	(2,059)	3,127	4,282
Selling, general and administrative	(2,309)	3,462	3,305

Total	$(12,976)	$21,337	$28,349

Changes in Net Unrealized (Losses) Gains on Cash Flow Hedges
The activity related to the changes in net unrealized gains (losses) on cash flow hedges recorded in accumulated other comprehensive (loss) income, net of tax, is as follows:

	Year Ended September 30,
	2019	2018	2017
Net unrealized (loss) gain on cash flow hedges, net of tax, beginning of period	$(26,608)	$24,508	$12,514
Changes in fair value of cash flow hedges, net of tax	19,228	(31,908)	36,765
Reclassification of loss (gain) into earnings, net of tax	11,325	(19,208)	(24,771)

Net unrealized gain (loss) on cash flow hedges, net of tax, end of period	$3,945	$(26,608)	$24,508

Effect of Non-Designated as Hedging Instruments
The effect of the Company’s derivative instruments not designated as hedging instruments in the consolidated statements of income for the fiscal years ended September 30, 2019, 2018 and 2017, respectively, which partially offsets the foreign currency impact from the underlying exposure, is summarized as follows:

	Gains (Losses) Recognized in Income Year Ended September 30,
	2019	2018	2017
Line item in statements of income:
Cost of revenue	$401	$(4,577)	$4,639
Research and development	14	(736)	957
Selling, general and administrative	294	(950)	1,723
Interest and other income (expense), net	5,845	7,038	(10,514)
Income taxes	(528)	1,581	(1,653)

Total	$6,026	$2,356	$(4,848)